Net Debt - Summary of Cash and Cash Equivalents, Net of Overdrafts (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash and cash equivalents if different from statement of financial position [abstract]
Total cash and cash equivalents	$ 15,246	$ 13,426	$ 15,613
Bank overdrafts and short-term borrowings			(20)
Total cash and cash equivalents, net of overdrafts	$ 15,246	$ 13,426	$ 15,593	$ 15,813